1997 JANUS RETIREMENT ADVANTAGE SEMIANNUAL REPORT
(LOGO)

TABLE OF CONTENTS

WRL SERIES ANNUITY ACCOUNT B

Statements of Assets, Liabilities and Equity Accounts          2
Statements of Operations                                       2
Statements of Changes in Equity Accounts                       4
Selected Per Unit Data and Ratios                              6
Notes to Financial Statements                                  8

                            STATEMENTS OF OPERATIONS
                                                                 AGGRESSIVE        CAPITAL         INTERNATIONAL
FOR THE SIX MONTHS OR PERIOD                       GROWTH          GROWTH        APPRECIATION         GROWTH
ENDED JUNE 30, 1997 (UNAUDITED)                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT(1)      SUB-ACCOUNT
-------------------------------                  -----------     -----------    --------------      -----------
INVESTMENT INCOME:
Dividends                                         $ 286,488             --                --             $78,891
Capital Gains                                       329,756             --                --              19,913
                                                 -----------     -----------    --------------      ------------
EXPENSES:
Mortality and expense risk charges                   65,044         $51,191             $196              31,989
                                                 ----------      -----------    --------------      ------------
Net investment income/(loss)                        551,200         (51,191)            (196)             66,815
                                                 ----------      -----------    --------------      ------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                         586,171          45,936            3,410             616,404
  Change in unrealized appreciation/
    (depreciation)                                1,329,837         400,338           13,947           1,073,846
                                                 ----------       ----------    --------------      ------------
NET GAIN/(LOSS) ON INVESTMENTS                    1,916,008         446,274           17,357           1,690,250
                                                 ----------       ----------    --------------      ------------
Net increase/(decrease) in net assets
  resulting from operations                      $2,467,208        $395,083          $17,161          $1,757,065
                                                 ==========       ==========    ==============      ============

(1) Period May 1, 1997 (inception) to June 30, 1997


                                               WORLDWIDE                                               FLEXIBLE
FOR THE SIX MONTHS OR PERIOD                    GROWTH           BALANCED        EQUITY INCOME         INCOME
ENDED JUNE 30, 1997 (UNAUDITED)               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT(1)      SUB-ACCOUNT
-------------------------------               -----------       -----------      --------------      -----------
INVESTMENT INCOME:
Dividends                                     $  332,169        $  177,356              --           $   99,581
Capital Gains                                    203,012            11,585              --                1,300
                                              ----------        ----------        ----------         ----------
EXPENSES:
Mortality and expense risk charges               103,850            22,623        $      148              7,636
                                              ----------        ----------        ----------         ----------
Net investment income/(loss)                     431,331           166,318              (148)            93,245
                                              ----------        ----------        ----------         ----------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                    2,136,460           301,833                 1             15,944
  Change in unrealized appreciation/
    (depreciation)                             3,215,539           352,286            25,477            (11,924)
                                              ----------        ----------        ----------         ----------
NET GAIN/(LOSS) ON INVESTMENTS                 5,351,999           654,119            25,478              4,020
                                              ----------        ----------        ----------         ----------
Net increase/(decrease) in net assets
  resulting from operations                   $5,783,330        $  820,437        $   25,330         $   97,265
                                              ==========        ==========        ============       ===========


                                                           SHORT-TERM           MONEY
FOR THE SIX MONTHS OR PERIOD                HIGH-YIELD         BOND             MARKET
ENDED JUNE 30, 1997 (UNAUDITED)             SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------             -----------    -----------       -----------
INVESTMENT INCOME:
Dividends                                    $ 42,576        $ 29,711         $167,926
Capital Gains                                    --               107             --
                                             --------        --------         --------
EXPENSES:
Mortality and expense risk charges              2,745           3,533           22,139
                                             --------        --------         --------
Net investment income/(loss)                   39,831          26,285          145,787
                                             --------        --------         --------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                     8,996          11,870             --
  Change in unrealized appreciation/
    (depreciation)                              3,804          (6,168)            --
                                             --------        --------         --------
NET GAIN/(LOSS) ON INVESTMENTS                 12,800           5,702             --
                                             --------        --------         --------
Net increase/(decrease) in net assets
  resulting from operations                  $ 52,631        $ 31,987         $145,787
                                             ========        ========         ========

         JANUS RETIREMENT ADVANTAGE  JUNE 30, 1997 SEMIANNUAL REPORT  2

             STATEMENTS OF ASSETS, LIABILITIES, AND EQUITY ACCOUNTS

                                                                   AGGRESSIVE        CAPITAL      INTERNATIONAL
                                                 GROWTH              GROWTH        APPRECIATION     GROWTH
AS OF JUNE 30, 1997 (UNAUDITED)                SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------              ---------------     -------------     ------------   -------------
ASSETS:
  Shares                                       1,348,870.763       929,106.818      32,730.379     766,067.905
                                             ===============     =============     ===========     ===========
  Investments at cost                        $    19,562,109     $  16,289,731     $   370,634     $12,456,372
                                             ===============     =============     ===========     ===========
  Investments at net asset value             $    23,056,693     $  17,392,879     $   384,582     $14,149,274
Accrued transfers from/(to)depositor-net              (9,387)          (16,683)            655           7,942
                                             ---------------     -------------     -----------     -----------
Total Assets                                      23,056,306        17,376,196         385,237      14,157,216
                                             ---------------     -------------     -----------     -----------
LIABILITIES:                                            --                --              --              --
                                             ---------------     -------------     -----------     -----------
Total net assets                             $    23,056,306     $  17,376,196     $   385,237     $14,157,216
                                             ===============     =============     ===========     ===========
EQUITY ACCOUNTS:
Policyowners equity:
  Units                                       1,275,505.4836      920,660.5524     30,321.6782     760,499.3699
                                             ===============     =============     ===========     ===========
  Unit Value                                 $     18.076211     $   18.873619     $ 11.737273     $ 18.615684
                                             ===============     =============     ===========     ===========
  Value                                      $    23,056,306     $  17,376,196     $   355,894     $14,157,216
                                             ---------------     -------------     -----------     -----------
Depositors equity:
  Units                                                 --                --         2,500.000            --
                                             ===============     =============     ===========     ===========
  Unit Value                                            --                --         11.737273            --
                                             ===============     =============     ===========     ===========
  Value                                                 --                --            29,343            --
                                             ---------------     -------------     -----------     -----------
Total Equity                                 $    23,056,306     $  17,376,196     $   385,237     $14,157,216
                                             ===============     =============     ===========     ===========



                                              WORLDWIDE                                          FLEXIBLE
                                               GROWTH           BALANCED       EQUITY INCOME      INCOME
AS OF JUNE 30, 1997 (UNAUDITED)              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------             -------------      -----------      -----------     -----------
ASSETS:
  Shares                                    1,823,870.083      511,365.253       25,533.804     233,113.121
                                            =============      ===========       ==========     ===========
  Investments at cost                       $  36,655,643      $ 7,208,212       $  271,737     $ 2,623,308
                                            =============      ===========       ==========     ===========
  Investments at net asset value            $  41,620,714      $ 8,289,231       $  297,214     $ 2,629,516
Accrued transfers from/(to)depositor-net         (291,732)            (287)           6,641           4,479
                                            -------------      -----------       ----------     -----------
Total Assets                                   41,328,982        8,288,944          303,855       2,633,995
                                            -------------      -----------       ----------     -----------
LIABILITIES:                                           --               --               --              --
                                            -------------      -----------       ----------     -----------
Total net assets                            $  41,328,982      $ 8,288,944       $  303,855     $ 2,633,995
                                            =============      ===========       ==========     ===========
EQUITY ACCOUNTS:
Policyowners equity:
  Units                                     1,796,975.2921    483,853.7545      23,632.6142     192,206.6255
                                            ==============    ============      ===========     ============
  Unit Value                                $    22.999193     $ 17.131093      $ 11.627420     $  13.703974
                                            ==============    ============      ===========     ============
  Value                                     $   41,328,982     $ 8,288,944      $   274,786     $  2,633,995
                                            --------------     -----------      -----------     ------------
Depositors equity:
  Units                                                 --              --        2,500.000               --
                                            ==============     ===========      ===========     ============
  Unit Value                                            --              --        11.627420               --
                                            ==============     ===========      ===========     ============
  Value                                                 --              --           29,069               --
                                            --------------     -----------      -----------     ------------
Total Equity                                $   41,328,982     $ 8,288,944      $   303,855     $  2,633,995
                                            ==============     ===========      ===========     ============


                                                              SHORT-TERM            MONEY
                                             HIGH-YIELD          BOND               MARKET
AS OF JUNE 30, 1997 (UNAUDITED)              SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                             -----------     --------------     -------------
ASSETS:
  Shares                                      91,731.542        122,995.147     6,129,515.010
                                             ===========     ==============     =============
  Investments at cost                        $ 1,025,213     $    1,243,618     $   6,129,515
                                             ===========     ==============     =============
  Investments at net asset value             $ 1,020,055     $    1,234,872     $   6,129,515
Accrued transfers from/(to)depositor-net             486                (34)          432,114
                                             -----------     --------------     -------------
Total Assets                                   1,020,541          1,234,838         6,561,629
                                             -----------     --------------     -------------
LIABILITIES:                                        --                 --                --
                                             -----------     --------------     -------------
Total net assets                             $ 1,020,541     $    1,234,838     $   6,561,629
                                             ===========     ==============     =============
EQUITY ACCOUNTS:
Policyowners equity:
  Units                                      85,338.9792       106,648.1513      597,945.5107
                                             ===========     ==============     =============
  Unit Value                                   11.958671     $    11.578612     $   10.973624
                                             ===========     ==============     =============
   Value                                     $ 1,020,541     $    1,234,838     $   6,561,629
                                             -----------     --------------     -------------
Depositors equity:
  Units                                             --                 --                --
                                             ===========     ==============     =============
  Unit Value                                        --                 --                --
                                             ===========     ==============     =============
   Value                                            --                 --                --
                                             -----------     --------------     -------------
Total Equity                                 $ 1,020,541     $    1,234,838     $   6,561,629
                                             ===========     ==============     =============

See Notes to Financial Statements

         JANUS RETIREMENT ADVANTAGE  JUNE 30, 1997 SEMIANNUAL REPORT  3

                    STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

FOR THE YEAR OR PERIOD ENDED                                                                CAPITAL
JUNE 30, 1997(UNAUDITED) AND             GROWTH                 AGGRESSIVE GROWTH         APPRECIATION      INTERNATIONAL GROWTH
DECEMBER 31, 1996                      SUB-ACCOUNT                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------  --------------------------  ---------------------------   ------------  --------------------------
                                    1997          1996          1997           1996          1997(1)        1997          1996
                                ------------  ------------  ------------   ------------   ------------  ------------  ------------
OPERATIONS:
Net investment income/(loss)    $    551,200  $    286,185  $    (51,191)  $     63,822   $       (196) $     66,815  $     60,618
Net gain/(loss) on investments     1,916,008     1,799,612       446,274        875,020         17,357     1,690,250       896,343
                                ------------  ------------  ------------   ------------   ------------  ------------  ------------
Net increase/(decrease) in
  equity accounts resulting
  from operations                  2,467,208     2,085,797       395,083        938,842         17,161     1,757,065       956,961
                                ------------  ------------  ------------   ------------   ------------  ------------  ------------
EQUITY TRANSACTIONS:
Proceeds from units sold
  (redeemed)                       4,303,517     4,799,761     1,422,761)     6,702,926        343,086     6,364,390     3,703,610
Less cost of units redeemed:
  Administrative charges               6,516         8,882         7,139         11,557             10         1,713         2,040
  Policy loans                          --            --            --             --             --            --            --
  Surrender benefits                 403,922       304,288       409,023        488,330           --         118,798        63,430
  Death benefits                        --             235          --            1,357           --            --           1,633
                                ------------  ------------  ------------   ------------   ------------  ------------  ------------
Increase (decrease) from
  equity transactions              3,893,079     4,486,356    (1,838,923)     6,201,682        343,076     6,243,879     3,636,507
                                ------------  ------------  ------------   ------------   ------------  ------------  ------------
Net increase/(decrease) in
  equity accounts                  6,360,287     6,572,153    (1,443,840)     7,140,524        360,237     8,000,944     4,593,468
Depositor's equity
  contribution/(redemption)             --          (1,452)         --           (1,849)        25,000          --         (32,804)
EQUITY ACCOUNTS:
Beginning of period               16,696,019    10,125,318    18,820,036     11,681,361           --       6,156,272     1,595,608
                                ------------  ------------  ------------   ------------   ------------  ------------  ------------
End of period                   $ 23,056,306  $ 16,696,019  $ 17,376,196   $ 18,820,036   $    385,237  $ 14,157,216  $  6,156,272
                                ------------  ------------  ------------   ------------   ------------  ------------  ------------

(1) Period May 1, 1997 (inception) to June 30, 1997


FOR THE YEAR OR PERIOD ENDED
JUNE 30, 1997 (UNAUDITED)             WORLDWIDE GROWTH                 BALANCED           EQUITY INCOME      FLEXIBLE INCOME
AND DECEMBER 31, 1996                   SUB-ACCOUNT                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------   --------------------------  ------------- --------------------------
                                     1997          1996           1997         1996          1997(2)        1997          1996
                                 ------------  ------------   ------------  ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income/(loss)     $    431,331  $    190,327   $    166,318  $     84,055  $       (148) $     93,245  $    136,562
Net gain/(loss) on investments      5,351,999     3,754,842        654,119       534,086        25,478         4,020        28,685
Net increase/(decrease)
  in equity accounts resulting
  from operations                   5,783,330     3,945,169        820,437       618,141        25,330        97,265       165,247
                                 ------------  ------------   ------------  ------------  ------------  ------------  ------------
EQUITY TRANSACTIONS:
Proceeds from units sold
  (redeemed)                       12,271,797     8,933,782      2,302,683     1,501,584       253,525       368,352      (326,493)
Less cost of units redeemed:
  Administrative charges                6,717         9,466          2,612         3,148          --             766         1,223
  Policy loans                           --            --             --            --            --            --            --
  Surrender benefits                  219,944       465,167        167,759        61,517          --          28,956        73,878
  Death benefits                         --           1,333           --             229          --            --             224
                                 ------------  ------------   ------------  ------------  ------------  ------------  ------------
Increase (decrease) from equity
  transactions                     12,045,136     8,457,816      2,132,312     1,436,690       253,525       338,630      (401,818)
                                 ------------  ------------   ------------  ------------  ------------  ------------  ------------
Net increase/(decrease)
  in equity accounts               17,828,466    12,402,985      2,952,749     2,054,831       278,855       435,895      (236,571)
Depositors equity contribution/
  (redemption)                           --          (1,666)          --          (1,362)       25,000          --          (1,197)
EQUITY ACCOUNTS:
Beginning of period                23,500,516    11,099,197      5,336,195     3,282,726          --       2,198,100     2,435,868
                                 ------------  ------------   ------------  ------------  ------------  ------------  ------------
End of period                    $ 41,328,982  $ 23,500,516   $  8,288,944  $  5,336,195  $    303,855  $  2,633,995  $  2,198,100
                                 ------------  ------------   ------------  ------------  ------------  ------------  ------------

(2) Period May 1, 1997 (inception) to June 30, 1997

See Notes to Financial Statements

         JANUS RETIREMENT ADVANTAGE  JUNE 30, 1997 SEMIANNUAL REPORT  4

                    STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

FOR THE YEAR OR PERIOD ENDED
JUNE 30, 1997 (UNAUDITED)                      HIGH YIELD               SHORT-TERM BOND                MONEY MARKET
AND DECEMBER 31, 1996                         SUB-ACCOUNT                 SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------------------  --------------------------   -------------------------    -------------------------
                                          1997          1996(1)        1997          1996           1997          1996
                                       -----------    -----------   -----------   -----------    -----------   -----------
OPERATIONS:
Net investment income/(loss)           $    39,831    $    18,226   $    26,285   $    39,719    $   145,787   $   157,414
Net gain/(loss) on investments              12,800         24,534         5,702        (9,894)          --            --
                                       -----------    -----------   -----------   -----------    -----------   -----------
Net increase/(decrease) in equity
  accounts resulting from operations        52,631         42,760        31,987        29,825        145,787       157,414
                                       -----------    -----------   -----------   -----------    -----------   -----------
EQUITY TRANSACTIONS:
Proceeds from units sold (redeemed)        366,911        591,467       227,489      (173,543)       647,963     4,791,643
Less cost of units redeemed:
  Administrative charges                       101              6           518           883            588           626
  Policy loans                                --             --            --            --             --            --
  Surrender benefits                        29,427           --          33,272        57,578        326,810       552,314
  Death benefits                              --             --            --            --             --            --
Increase (decrease) from               -----------    -----------    ----------   -----------    -----------   -----------
  equity transactions                      337,383        591,461       193,699      (232,004)       320,565     4,238,703
                                       -----------    -----------   -----------   -----------    -----------   -----------
Net increase/(decrease) in
  equity accounts                          390,014        634,221       225,686      (202,179)       466,352     4,396,117
Depositor's equity contribution/
  (redemption)                             (28,694)        25,000          --          (1,082)          --         (26,062)
EQUITY ACCOUNTS:
Beginning of period                        659,221           --       1,009,152     1,212,413      6,095,277     1,725,222
                                       -----------    -----------   -----------   -----------    -----------   -----------
End of period                          $ 1,020,541    $   659,221   $ 1,234,838   $ 1,009,152    $ 6,561,629   $ 6,095,277
                                       ===========    ===========   ===========   ===========    ===========   ===========

(1) Period May 1, 1996 (inception) to December 31, 1996.

See Notes to Financial Statements

         JANUS RETIREMENT ADVANTAGE  JUNE 30, 1997 SEMIANNUAL REPORT  5

             JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*
FOR EACH YEAR OR PERIOD ENDED
DECEMBER 31 AND THE PERIOD                                         GROWTH
ENDED JUNE 30, 1997 (UNAUDITED)                                  SUB-ACCOUNT
------------------------------------  -------------------------------------------------------------------
                                         1997          1996          1995         1994           1993(1)
                                      ----------    ----------    ----------    ----------     ----------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD                 $    16.01    $    13.61    $    10.55    $    10.35     $    10.00
                                      ----------    ----------    ----------    ----------     ----------
INCOME FROM OPERATIONS:
  Net investment income/(loss)               .45           .32           .26          (.04)           .03
  Net realized and unrealized
    gain/(loss) on investments              1.62          2.08          2.80           .24            .32
                                      ----------    ----------    ----------    ----------     ----------
Total income/(loss) from
  operations                                2.07          2.40          3.06           .20            .35
                                      ----------    ----------    ----------    ----------     ----------
ACCUMULATION UNIT VALUE,
  END OF PERIOD                       $    18.08    $    16.01    $    13.61    $    10.55     $    10.35
                                      ==========    ==========    ==========    ==========     ==========
  Total return**                           12.91%        17.61%        29.07%         1.90%          3.50%
                                      ----------    ----------    ----------    ----------     ----------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                    $   23,056    $   16,696    $   10,125    $    4,758     $        1
  Ratio of net investment income/
    (loss) to average net assets***         5.45%         2.10%         2.08%         (.35)%          .97%
                                      ----------    ----------    ----------    ----------     ----------


SELECTED PER UNIT DATA AND RATIOS*
FOR EACH YEAR OR PERIOD ENDED
DECEMBER 31 AND THE PERIOD                               AGGRESSIVE GROWTH
ENDED JUNE 30, 1997 (UNAUDITED)                             SUB-ACCOUNT
------------------------------------ -------------------------------------------------------------------
                                        1997           1996          1995          1994        1993(1)
                                     ----------     ----------    ----------    ----------    ----------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD                $    18.45     $    17.21    $    13.62    $    11.81    $    10.00
                                     ----------     ----------    ----------    ----------    ----------
INCOME FROM OPERATIONS:
  Net investment income/(loss)             (.05)           .07           .15           .08           .01
  Net realized and unrealized
    gain/(loss) on investments              .47           1.17          3.44          1.73          1.80
                                     ----------     ----------    ----------    ----------    ----------
Total income/(loss) from
  operations                                .42           1.24          3.59          1.81          1.81
                                     ----------     ----------    ----------    ----------    ----------
ACCUMULATION UNIT VALUE,
  END OF PERIOD                      $    18.87     $    18.45    $    17.21    $    13.62    $    11.81
                                     ==========     ==========    ==========    ==========    ==========
  Total return**                           2.30%          7.18%        26.41%        15.35%        18.05%
                                     ----------     ----------    ----------    ----------    ----------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                   $   17,376     $   18,820    $   11,681    $    4,828    $        1
  Ratio of net investment income/
    (loss) to average net assets***        (.65)%          .42%         1.00%          .63%          .15%
                                     ----------     ----------    ----------    ----------    ----------


FOR EACH YEAR OR PERIOD ENDED           CAPITAL
DECEMBER 31 AND THE PERIOD            APPRECIATION                    INTERNATIONAL GROWTH
ENDED JUNE 30, 1997 (UNAUDITED)       SUB-ACCOUNT                         SUB-ACCOUNT
------------------------------------- ------------   -----------------------------------------------------
                                        1997(3)         1997          1996          1995         1994(2)
                                      ----------     ----------    ----------    ----------     ----------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD                 $    10.00     $    15.78    $    11.80    $     9.66     $    10.00
                                      ----------     ----------    ----------    ----------     ----------
INCOME FROM OPERATIONS:
  Net investment income/(loss)              (.01)           .11           .24          (.06)          (.05)
  Net realized and unrealized
    gain/(loss) on investments              1.75           2.73          3.74          2.20           (.29)
                                      ----------     ----------    ----------    ----------     ----------
  Total income/(loss) from
    operations                              1.74           2.84          3.98          2.14           (.34)
                                      ----------     ----------    ----------    ----------     ----------
ACCUMULATION UNIT VALUE,
END OF PERIOD                         $    11.74     $    18.62    $    15.78    $    11.80     $     9.66
                                      ----------     ----------    ----------    ----------     ----------
  Total return**                           17.37%         17.93%        33.75%        22.11%         (3.35)%
                                      ==========     ==========    ==========    ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                    $      385     $   14,157    $    6,156    $    1,596     $      904
  Ratio of net investment income/
    (loss) to average net assets***         (.64)%         1.34%         1.72%         (.66)%         (.89)%
                                      ----------     ----------    ----------    ----------     ----------


FOR EACH YEAR OR PERIOD ENDED
DECEMBER 31 AND THE PERIOD                                  WORLDWIDE GROWTH
ENDED JUNE 30, 1997 (UNAUDITED)                                SUB-ACCOUNT
----------------------------------- --------------------------------------------------------------------
                                       1997          1996          1995           1994          1993(1)
                                    ----------    ----------    ----------     ----------     ----------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD               $    19.40    $    15.14    $    11.99     $    11.91     $    10.00
                                    ----------    ----------    ----------     ----------     ----------
INCOME FROM OPERATIONS:
  Net investment income/(loss)             .28           .19          (.04)          (.10)           .02
  Net realized and unrealized
    gain/(loss) on investments            3.32          4.07          3.19            .18           1.89
                                    ----------    ----------    ----------     ----------     ----------
  Total income/(loss) from
    operations                            3.60          4.26          3.15            .08           1.91
                                    ----------    ----------    ----------     ----------     ----------
ACCUMULATION UNIT VALUE,
END OF PERIOD                       $    23.00    $    19.40    $    15.14     $    11.99     $    11.91
                                    ----------    ----------    ----------     ----------     ----------
  Total return**                         18.54%        28.12%        26.29%           .68%         19.10%
                                    ==========    ==========    ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                  $   41,329    $   23,501    $   11,099     $    6,738     $        1
  Ratio of net investment income/
    (loss) to average net assets***       2.67%         1.12%         (.32)%         (.86)%          .63%
                                    ----------    ----------    ----------     ----------     ----------



FOR EACH YEAR OR PERIOD ENDED DECEMBER 31                                    BALANCED                                 EQUITY INCOME
AND THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)                             SUB-ACCOUNT                                 SUB-ACCOUNT
                                              ----------------------------------------------------------------------  -------------
                                                 1997          1996           1995           1994           1993 (1)      1997 (3)
                                              ---------      ---------      ---------      ---------       ---------    ---------
ACCUMULATION UNIT VALUE, BEGINNING
OF PERIOD                                     $   15.30      $   13.26      $   10.72      $   10.72       $   10.00    $   10.00
                                              ---------      ---------      ---------      ---------       ---------    ---------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                      .38            .28            .13            .05             .08         (.01)
  Net realized and unrealized gain/(loss)
    on investments                                 1.45           1.76           2.41           (.05)            .64         1.64
                                              ---------      ---------      ---------      ---------       ---------    ---------
  Total income/(loss) from operations              1.83           2.04           2.54           --               .72         1.63
                                              ---------      ---------      ---------      ---------       ---------    ---------
ACCUMULATION UNIT VALUE, END OF PERIOD        $   17.13      $   15.30      $   13.26      $   10.72       $   10.72    $   11.63
                                              =========      =========      =========      =========       =========    =========

  Total return**                                  11.96%         15.36%         23.73%          0.00%           7.20%       16.27%
                                              ---------      ---------      ---------      ---------       ---------    ---------

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                            $   8,289      $   5,336      $   3,283      $   2,162       $       1    $     304
  Ratio of net investment income/(loss)
    to average net assets***                       4.72%          1.98%          1.08%           .51%           2.61%        (.64)%
                                              ---------      ---------      ---------      ---------       ---------    ---------

----------
*The above table calculates the change for a unit outstanding by using the average units outstanding throughout each period.
**Not annualized for periods of less than 1 full year.
***Annualized for periods of less than 1 full year.
(1) Period September 13,1993 (inception) to December 31, 1993
(2) Period May 2, 1994 (inception) to December 31, 1994
(3) Period May 1, 1997 (inception) to June 30, 1997

See Notes to Financial Statements

         JANUS RETIREMENT ADVANTAGE  JUNE 30, 1997 SEMIANNUAL REPORT  6

             JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*
FOR EACH YEAR OR PERIOD ENDED DECEMBER 31                           FLEXIBLE INCOME                            HIGH-YIELD
AND THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)                        SUB-ACCOUNT                              SUB-ACCOUNT
                                                 ----------------------------------------------------     ------------------
                                                  1997       1996       1995       1994       1993(1)       1997     1996(3)
                                                 -------    -------    -------    -------     -------     -------    -------
ACCUMULATION UNIT VALUE, BEGINNING
OF PERIOD                                        $ 13.17    $ 12.15    $  9.90    $ 10.07     $ 10.00     $ 11.19    $ 10.00
                                                 -------    -------    -------    -------     -------     -------    -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                       .53        .83        .57        .41         .10         .54        .55
  Net realized and unrealized gain/(loss)
    on investments                                  --          .19       1.68       (.58)       (.03)        .23        .64
                                                 -------    -------    -------    -------     -------     -------    -------
  Total income/(loss) from operations                .53       1.02       2.25       (.17)        .07         .77       1.19
                                                 -------    -------    -------    -------     -------     -------    -------
ACCUMULATION UNIT VALUE, END OF PERIOD           $ 13.70    $ 13.17    $ 12.15    $  9.90     $ 10.07     $ 11.96    $ 11.19
                                                 =======    =======    =======    =======     =======     =======    =======
  Total return**                                    4.02%      8.41%     22.81%     (1.74)%       .70%       6.86%     11.91%
                                                 -------    -------    -------    -------     -------     -------    -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                               $ 2,634    $ 2,198    $ 2,436    $   893     $     1     $ 1,021    $   659
  Ratio of net investment income/(loss)
    to average net assets***                        7.86%      6.75%      5.53%      4.69%       3.43%       9.32%      7.88%
                                                 -------    -------    -------    -------     -------     -------    -------


FOR EACH YEAR OR PERIOD ENDED
DECEMBER 31 AND THE PERIOD ENDED                              SHORT-TERM BOND                               MONEY MARKET
JUNE 30, 1997 (UNAUDITED)                                        SUB-ACCOUNT                                 SUB-ACCOUNT
                                           ------------------------------------------------------   ------------------------------
                                             1997       1996        1995      1994       1993(1)      1997       1996      1995(2)
                                           --------   --------    --------   --------    --------   --------   --------   --------
ACCUMULATION UNIT VALUE, BEGINNING
OF PERIOD                                  $  11.26   $  10.90    $  10.04   $  10.03    $  10.00   $  10.74   $  10.30   $  10.00
                                           --------   --------    --------   --------    --------   --------   --------   --------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                  .27        .38         .40        .50         .10        .23        .44        .30
  Net realized and unrealized gain/(loss)
    on investments                              .05       (.02)        .46       (.49)       (.07)      --         --         --
                                           --------   --------    --------   --------    --------   --------   --------   --------
  Total income/(loss) from operations           .32        .36         .86        .01         .03        .23        .44        .30
                                           --------   --------    --------   --------    --------   --------   --------   --------
ACCUMULATION UNIT VALUE, END OF PERIOD     $  11.58   $  11.26    $  10.90   $  10.04    $  10.03   $  10.97   $  10.74   $  10.30
                                           ========   ========    ========   ========    ========   ========   ========   ========
  Total return**                               2.88%      3.24%       8.61%       .08%        .30%      2.14%      4.28%      3.03%
                                           --------   --------    --------   --------    --------   --------   --------   --------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                         $  1,235   $  1,009    $  1,212   $  2,437    $      1   $  6,562   $  6,095   $  1,725
  Ratio of net investment income/(loss)
    to average net assets***                   4.79%      3.51%       4.11%      5.35%       3.45%      4.23%      4.19%      4.42%
                                           --------   --------    --------   --------    --------   --------   --------   --------

----------
  *The above table calculates the change for a unit outstanding by using the average units outstanding throughout each period.
 **Not annualized for periods of less than 1 full year.
***Annualized for periods of less than 1 full year.
(1) Period September 13,1993 (inception) to December 31, 1993
(2) Period May 1, 1995 (inception) to December 31, 1995
(3) Period May 1, 1996 (inception) to December 31, 1996

See Notes to Financial Statements

         JANUS RETIREMENT ADVANTAGE  JUNE 30, 1997 SEMIANNUAL REPORT  7

             JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

Notes to Financial Statements
June 30, 1997 (unaudited)

1. ORGANIZATION AND SUMMARY OF
   SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account B (the "Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account encompasses the Janus Retirement Advantage, \Registered Trademark\ a tax deferred variable annuity contract (the "Contracts") issued by WRL. The Account contains eleven investment options referred to as Sub-Accounts: Growth; Aggressive Growth; Capital Appreciation; International Growth; Worldwide Growth; Balanced; Equity Income; Flexible Income; High-Yield; Short-Term Bond; and Money Market. Each Sub-Account invests in the corresponding Portfolio of the Janus Aspen Series (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

The Accounts equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

On May 1, 1997, WRL made an initial depositor's equity contribution of $25,000 to the Capital Appreciation and Equity Income Sub-Accounts for which it received 2,500 units of each Sub-Account.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Account's financial statements.

VALUATION OF INVESTMENTS

The investments in the Trust's shares are stated at the closing net asset value ("NAV") per share as determined by the Trust on June 30, 1997. Investment transactions are accounted for on the trade date, using the Trust NAV per share next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

FEDERAL INCOME TAXES

The operations of the Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current law, the investment income the Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

2. CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

CONTRACT CHARGE

On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual contract charge is currently waived when the account value on the anniversary is equal to or greater than $25,000.

ANNUITY SUB-ACCOUNT CHARGE

A daily charge equal to an annual rate of .65% of average daily net assets of each sub-account is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

3. DIVIDENDS AND DISTRIBUTIONS

Dividends of the Trust's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Trust portfolios are typically declared and reinvested semiannually, while capital gains distributions are typically declared and reinvested annually. Dividends and distributions of the Trust are generally paid to and reinvested by the Account the next business day after declaration.

4. OTHER MATTERS

As of June 30, 1997 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT:

   Growth                    $3,503,584
   Aggressive Growth          1,103,148
   Capital Appreciation          13,948
   International Growth       1,692,902
   Worldwide Growth           4,965,07
   Balanced                   1,081,019
   Equity Income                 25,477
   Flexible Income                6,208
   High-Yield                    (5,158)
   Short-Term Bond               (8,746)
   Money Market                     N/A

          JANUS RETIREMENT ADVANTAGE JUNE 30, 1997 SEMIANNUAL REPORT 8

                                  JANUS [LOGO]

                                P.O. BOX 173375
                             DENVER, CO 80217-3375
                                 1-800-504-4440